Offerings	Oct. 23, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2026
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit | shares	0.99981
Maximum Aggregate Offering Price | $	$ 349,933,500
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 53,574.82
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	0.99794
Maximum Aggregate Offering Price | $	$ 748,455,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 114,588.46
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2031
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	0.9976
Maximum Aggregate Offering Price | $	$ 748,200,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 114,549.42
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2035
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit | shares	0.99646
Maximum Aggregate Offering Price | $	$ 1,195,752,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 183,069.63
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2055
Amount Registered | shares	1,350,000,000
Proposed Maximum Offering Price per Unit | shares	0.99453
Maximum Aggregate Offering Price | $	$ 1,342,615,500
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 205,554.43
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.850% Notes due 2064
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit | shares	0.99708
Maximum Aggregate Offering Price | $	$ 797,664,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 122,122.36